Long-Term Debt (Long-Term Debt Repayments) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,350	$ 4,350
2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,251
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	801
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	501
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	501
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,295